Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 206,375	$ 122,424
Investments	708,809	812,323
Accounts receivable	159,247	137,583
Expendable parts and supplies	116,604	93,332
Prepaid expenses	44,635	52,322
Prepaid income tax	66	798
Other currents assets	32,227	17,043
Total current assets	1,267,963	1,235,825
Non-current assets
Investments	258,934	202,056
Prepaid expenses	9,633	7,770
Property and equipment	3,238,632	2,883,524
Right of use assets	281,146	234,380
Intangible assets	87,986	78,555
Net defined benefit assets	5,346	504
Deferred tax assets	30,148	30,743
Other non-current assets	17,048	17,005
Total non-current assets	3,928,873	3,454,537
Total assets	5,196,836	4,690,362
Current liabilities
Loans and borrowings	222,430	142,484
Current portion of lease liabilities	68,304	80,084
Trade, other payables and financial liabilities	184,934	168,839
Air traffic liability	611,856	651,805
Frequent flyer deferred revenue	55,062	55,292
Taxes payable	44,210	43,878
Accrued expenses payable	64,940	44,913
Income tax payable	26,741	6,276
Total current liabilities	1,278,477	1,193,571
Non-current liabilities
Loans and borrowings long-term	1,240,261	1,301,819
Lease liabilities	215,353	158,289
Frequent flyer deferred revenue	69,754	56,234
Net defined benefit liabilities	0	0
Derivative financial instruments	0	251,150
Deferred tax liabilities	36,369	16,571
Other long-term liabilities	234,474	220,618
Total non-current liabilities	1,796,211	2,004,681
Total liabilities	3,074,688	3,198,252
Equity
Additional paid in capital	209,102	103,465
Treasury stock	(204,130)	(344,541)
Retained earnings	2,095,835	1,715,838
Accumulated other comprehensive loss	(9,326)	(11,445)
Total equity	2,122,148	1,492,110
Commitments and contingencies	0	0
Total liabilities and equity	5,196,836	4,690,362
Class A common stock
Equity
Common stock	23,201	21,327
Total equity	23,201	21,327
Class B common stock
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466